Expense Example {- Fidelity Advisor® Emerging Asia Fund} - 10.31 Fidelity Advisor Emerging Asia Fund - AMCIZ PRO-15 - Fidelity Advisor® Emerging Asia Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Emerging Asia Fund-Class A
Expense Example:
1 year	$ 690
3 years	934
5 years	1,197
10 years	1,946
Fidelity Advisor Emerging Asia Fund-Class M
Expense Example:
1 year	492
3 years	793
5 years	1,114
10 years	2,025
Fidelity Advisor Emerging Asia Fund-Class C
Expense Example:
1 year	299
3 years	615
5 years	1,057
10 years	2,089
Fidelity Advisor Emerging Asia Fund - Class I
Expense Example:
1 year	96
3 years	300
5 years	520
10 years	1,155
Class Z
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	$ 1,002